Pension Schemes - Amounts Recognised in the Statement of Financial Position in Respect of Defined Benefit Pension Schemes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
At start of year	£ (520)
Service cost	(24)	£ (24)	£ (36)
Net interest on net defined benefit obligation	(10)	(12)	(9)
Settlement and past service credits/(cost)	13	13	(11)
Contributions by employer	70	72
Actuarial (losses)/gains	(118)	(124)	(91)
Exchange translation differences	(1)	1
At end of year	(624)	(520)
Net defined benefit obligation, at the start of the year	(507)	(433)
Net pension obligation	(577)	(507)
Impact of asset ceiling	(47)	(13)
Overall net pension obligation	(624)	(520)
UK schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(21)	(21)	(27)
Net interest on net defined benefit obligation	(9)	(9)	(6)
Settlement and past service credits/(cost)		8	(11)
Contributions by employer	63	66
Actuarial (losses)/gains	(141)	(169)
Net defined benefit obligation, at the start of the year	(484)	(359)
Net pension obligation	(592)	(484)
Overall net pension obligation	(592)	(484)
US [member] | Foreign schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(3)	(3)	(9)
Net interest on net defined benefit obligation	(1)	(3)	(3)
Settlement and past service credits/(cost)	13	5
Contributions by employer	7	6
Actuarial (losses)/gains	23	45
Exchange translation differences	(1)	1
Net defined benefit obligation, at the start of the year	(23)	(74)
Net pension obligation	15	(23)
Impact of asset ceiling	(47)	(13)
Overall net pension obligation	(32)	(36)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(5,269)	(4,812)
Service cost	(24)	(24)
Past service credits	13	13
Net interest on net defined benefit obligation	(116)	(146)
Actuarial loss on financial assumptions	(591)	(611)
Actuarial gain/(loss) arising from experience assumptions	47	17
Contributions by employees	(8)	(9)
Liabilities (Assets) transferred on settlement		65
Benefits paid	185	197
Exchange translation differences	33	41
At end of year	(5,730)	(5,269)	(4,812)
Present value of defined benefit obligation [member] | UK schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(4,251)	(3,772)
Service cost	(21)	(21)
Past service credits		8
Net interest on net defined benefit obligation	(85)	(104)
Actuarial loss on financial assumptions	(492)	(495)
Actuarial gain/(loss) arising from experience assumptions	60	22
Contributions by employees	(8)	(9)
Benefits paid	129	120
Exchange translation differences	0
At end of year	(4,668)	(4,251)	(3,772)
Present value of defined benefit obligation [member] | US [member] | Foreign schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(1,018)	(1,040)
Service cost	(3)	(3)
Past service credits	13	5
Net interest on net defined benefit obligation	(31)	(42)
Actuarial loss on financial assumptions	(99)	(116)
Actuarial gain/(loss) arising from experience assumptions	(13)	(5)
Liabilities (Assets) transferred on settlement		65
Benefits paid	56	77
Exchange translation differences	33	41
At end of year	(1,062)	(1,018)	(1,040)
Fair value of scheme assets [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	4,762	4,379
Net interest on net defined benefit obligation	106	134
Return on assets excluding amounts included in interest income	426	470
Contributions by employer	70	72
Contributions by employees	8	9
Liabilities (Assets) transferred on settlement		(65)
Benefits paid	(185)	(197)
Exchange translation differences	(34)	(40)
At end of year	5,153	4,762	4,379
Fair value of scheme assets [member] | UK schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	3,767	3,413
Net interest on net defined benefit obligation	76	95
Return on assets excluding amounts included in interest income	291	304
Contributions by employer	63	66
Contributions by employees	8	9
Benefits paid	(129)	(120)
At end of year	4,076	3,767	3,413
Fair value of scheme assets [member] | US [member] | Foreign schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	995	966
Net interest on net defined benefit obligation	30	39
Return on assets excluding amounts included in interest income	135	166
Contributions by employer	7	6
Liabilities (Assets) transferred on settlement		(65)
Benefits paid	(56)	(77)
Exchange translation differences	(34)	(40)
At end of year	£ 1,077	£ 995	£ 966